Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current federal tax expense
Federal
State			5,100	2,421
Deferred tax
Federal				162,048
State				53,889
Total	$ 1,700	$ 1,700	$ 5,100	$ 218,358